LVIP Delaware SMID Cap Core Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.28%
Automobile Components–1.28%
BorgWarner, Inc.	110,598	$4,464,841
Dana, Inc.	138,520	2,032,089
Phinia, Inc.	22,119	592,568
		7,089,498
Banks–4.93%
Columbia Banking System, Inc.	225,250	4,572,575
East West Bancorp, Inc.	125,522	6,616,265
SouthState Corp.	62,850	4,233,576
Valley National Bancorp	375,315	3,212,696
Webster Financial Corp.	138,479	5,582,089
WSFS Financial Corp.	87,874	3,207,401
		27,424,602
Biotechnology–5.94%
†Amicus Therapeutics, Inc.	242,314	2,946,538
†Apellis Pharmaceuticals, Inc.	74,021	2,815,759
†Blueprint Medicines Corp.	55,896	2,807,097
†Exact Sciences Corp.	50,128	3,419,732
†Halozyme Therapeutics, Inc.	110,222	4,210,480
†Insmed, Inc.	130,054	3,283,864
†Natera, Inc.	79,369	3,512,078
†Neurocrine Biosciences, Inc.	52,082	5,859,225
†PTC Therapeutics, Inc.	43,826	982,141
†Travere Therapeutics, Inc.	129,309	1,156,023
†Ultragenyx Pharmaceutical, Inc.	56,359	2,009,198
		33,002,135
Building Products–1.64%
Carlisle Cos., Inc.	19,462	5,045,718
Zurn Elkay Water Solutions Corp.	144,992	4,062,676
		9,108,394
Capital Markets–1.97%
Hamilton Lane, Inc. Class A	49,745	4,498,938
Stifel Financial Corp.	105,317	6,470,676
		10,969,614
Chemicals–2.35%
Huntsman Corp.	315,689	7,702,812
Minerals Technologies, Inc.	97,721	5,351,202
		13,054,014
Commercial Services & Supplies–2.74%
ABM Industries, Inc.	86,812	3,473,348
†Casella Waste Systems, Inc. Class A	34,590	2,639,217
†Clean Harbors, Inc.	29,436	4,926,409
Tetra Tech, Inc.	27,445	4,172,463
		15,211,437
Construction & Engineering–3.97%
†Ameresco, Inc. Class A	40,507	1,561,950
†MasTec, Inc.	51,319	3,693,428
Quanta Services, Inc.	49,049	9,175,596
†WillScot Mobile Mini Holdings Corp.	184,096	7,656,553
		22,087,527
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.04%
†BJ's Wholesale Club Holdings, Inc.	59,478	$4,244,945
Casey's General Stores, Inc.	26,057	7,074,997
		11,319,942
Containers & Packaging–0.64%
Westrock Co.	99,918	3,577,064
		3,577,064
Electrical Equipment–0.72%
Regal Rexnord Corp.	27,868	3,981,780
		3,981,780
Electronic Equipment, Instruments & Components–0.49%
†Coherent Corp.	83,023	2,709,871
		2,709,871
Energy Equipment & Services–2.64%
Liberty Energy, Inc. Class A	791,885	14,665,710
		14,665,710
Entertainment–0.62%
†IMAX Corp.	179,114	3,460,482
		3,460,482
Financial Services–1.28%
Essent Group Ltd.	106,651	5,043,526
†NMI Holdings, Inc. Class A	76,824	2,081,162
		7,124,688
Food Products–0.86%
J & J Snack Foods Corp.	29,183	4,775,798
		4,775,798
Gas Utilities–0.74%
Spire, Inc.	72,916	4,125,587
		4,125,587
Ground Transportation–2.34%
ArcBest Corp.	9,508	966,488
Knight-Swift Transportation Holdings, Inc.	106,725	5,352,259
†Saia, Inc.	2,461	981,078
Werner Enterprises, Inc.	117,925	4,593,179
†XPO, Inc.	14,667	1,095,038
		12,988,042
Health Care Equipment & Supplies–2.26%
†Inspire Medical Systems, Inc.	17,725	3,517,349
†Lantheus Holdings, Inc.	39,460	2,741,681
=†OmniAb, Inc. Earnout Shares	14,046	0
=†OmniAb, Inc. Earnout Shares.	14,046	0
†QuidelOrtho Corp.	29,660	2,166,366
†Shockwave Medical, Inc.	20,670	4,115,397
		12,540,793
Health Care Providers & Services–0.82%
Encompass Health Corp.	67,930	4,562,179
		4,562,179
LVIP Delaware SMID Cap Core Fund–1

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–0.46%
Physicians Realty Trust	209,533	$2,554,207
		2,554,207
Hotel & Resort REITs–0.72%
DiamondRock Hospitality Co.	224,201	1,800,334
Pebblebrook Hotel Trust	162,307	2,205,752
		4,006,086
Hotels, Restaurants & Leisure–3.07%
Aramark	134,808	4,677,837
†Brinker International, Inc.	72,427	2,287,969
Jack in the Box, Inc.	28,478	1,966,691
Texas Roadhouse, Inc.	45,043	4,328,632
Wendy's Co.	186,848	3,813,568
		17,074,697
Household Durables–2.99%
†Helen of Troy Ltd.	23,296	2,715,382
KB Home	56,452	2,612,599
La-Z-Boy, Inc.	91,871	2,836,976
†Taylor Morrison Home Corp.	65,624	2,796,239
Toll Brothers, Inc.	76,745	5,676,060
		16,637,256
Industrial REITs–1.69%
EastGroup Properties, Inc.	24,262	4,040,351
First Industrial Realty Trust, Inc.	112,992	5,377,289
		9,417,640
Insurance–4.42%
Axis Capital Holdings Ltd.	94,351	5,318,566
Kemper Corp.	118,949	4,999,426
Primerica, Inc.	40,373	7,832,766
Reinsurance Group of America, Inc.	44,207	6,418,414
		24,569,172
Interactive Media & Services–1.24%
†Yelp, Inc.	96,772	4,024,747
†Ziff Davis, Inc.	44,717	2,848,026
		6,872,773
Leisure Products–1.54%
†Malibu Boats, Inc. Class A	75,154	3,684,049
†YETI Holdings, Inc.	100,982	4,869,352
		8,553,401
Life Sciences Tools & Services–2.49%
†Azenta, Inc.	50,167	2,517,882
Bio-Techne Corp.	59,502	4,050,301
†ICON PLC	9,035	2,224,869
†OmniAb, Inc.	155,100	804,969
†Repligen Corp.	26,752	4,253,835
		13,851,856
Machinery–3.97%
Barnes Group, Inc.	36,483	1,239,328
†Chart Industries, Inc.	13,601	2,300,201
Federal Signal Corp.	63,599	3,798,768
†Gates Industrial Corp. PLC	132,340	1,536,468
Graco, Inc.	54,250	3,953,740
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Kadant, Inc.	14,013	$3,160,632
Lincoln Electric Holdings, Inc.	33,504	6,090,692
		22,079,829
Marine Transportation–1.13%
†Kirby Corp.	75,968	6,290,150
		6,290,150
Media–1.26%
Interpublic Group of Cos., Inc.	161,357	4,624,492
Nexstar Media Group, Inc. Class A	16,571	2,375,784
		7,000,276
Metals & Mining–2.64%
Kaiser Aluminum Corp.	42,288	3,182,595
Reliance Steel & Aluminum Co.	29,050	7,617,782
Worthington Industries, Inc.	62,164	3,842,978
		14,643,355
Multi-Utilities–0.74%
Black Hills Corp.	81,297	4,112,815
		4,112,815
Oil, Gas & Consumable Fuels–2.78%
Chesapeake Energy Corp.	105,907	9,132,360
†Southwestern Energy Co.	983,046	6,340,647
		15,473,007
Passenger Airlines–0.36%
Allegiant Travel Co.	25,873	1,988,599
		1,988,599
Pharmaceuticals–1.92%
†Catalent, Inc.	63,081	2,872,078
†Intra-Cellular Therapies, Inc.	45,030	2,345,612
†Ligand Pharmaceuticals, Inc.	42,563	2,550,375
†Supernus Pharmaceuticals, Inc.	104,575	2,883,133
		10,651,198
Professional Services–4.21%
†ASGN, Inc.	60,262	4,922,200
†ExlService Holdings, Inc.	244,505	6,855,920
KBR, Inc.	90,142	5,312,970
Paycom Software, Inc.	3,548	919,890
†WNS Holdings Ltd.ADR	78,926	5,403,274
		23,414,254
Residential REITs–0.78%
Camden Property Trust	45,834	4,334,980
		4,334,980
Retail REITs–1.86%
Brixmor Property Group, Inc.	255,663	5,312,677
Kite Realty Group Trust	233,558	5,002,813
		10,315,490
LVIP Delaware SMID Cap Core Fund–2

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–2.38%
†MACOM Technology Solutions Holdings, Inc.	55,774	$4,550,043
†MaxLinear, Inc.	115,515	2,570,209
†Semtech Corp.	130,223	3,353,242
†Silicon Laboratories, Inc.	23,544	2,728,514
		13,202,008
Software–8.13%
†Box, Inc. Class A	84,755	2,051,919
†DoubleVerify Holdings, Inc.	88,417	2,471,255
†Dynatrace, Inc.	95,450	4,460,378
†Guidewire Software, Inc.	46,589	4,193,010
†Procore Technologies, Inc.	58,660	3,831,671
†PTC, Inc.	61,309	8,686,259
†Q2 Holdings, Inc.	76,427	2,466,299
†Rapid7, Inc.	46,761	2,140,719
†Smartsheet, Inc. Class A	96,892	3,920,250
†Sprout Social, Inc. Class A	40,728	2,031,513
†SPS Commerce, Inc.	8,025	1,369,145
†Tyler Technologies, Inc.	2,797	1,080,034
†Varonis Systems, Inc.	121,059	3,697,142
†Workiva, Inc.	27,233	2,759,792
		45,159,386
Specialized REITs–0.43%
National Storage Affiliates Trust	75,673	2,401,861
		2,401,861
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.17%
Dick's Sporting Goods, Inc.	53,200	$5,776,456
†Five Below, Inc.	39,213	6,309,372
		12,085,828
Textiles, Apparel & Luxury Goods–1.00%
Steven Madden Ltd.	175,580	5,578,177
		5,578,177
Trading Companies & Distributors–3.63%
†Beacon Roofing Supply, Inc.	91,433	7,055,885
Boise Cascade Co.	70,477	7,261,950
WESCO International, Inc.	40,892	5,881,087
		20,198,922
Total Common Stock (Cost $438,672,513)		546,246,380

MONEY MARKET FUND–1.63%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	9,073,768	9,073,768
Total Money Market Fund (Cost $9,073,768)		9,073,768

TOTAL INVESTMENTS–99.91% (Cost $447,746,281)	555,320,148
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	488,781
NET ASSETS APPLICABLE TO 25,207,891 SHARES OUTSTANDING–100.00%	$555,808,929

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware SMID Cap Core Fund–3

LVIP Delaware SMID Cap Core Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware SMID Cap Core Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Automobile Components	$7,089,498	$—	$—	$7,089,498
Banks	27,424,602	—	—	27,424,602
Biotechnology	33,002,135	—	—	33,002,135
Building Products	9,108,394	—	—	9,108,394
Capital Markets	10,969,614	—	—	10,969,614
LVIP Delaware SMID Cap Core Fund–4

LVIP Delaware SMID Cap Core Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Chemicals	$13,054,014	$—	$—	$13,054,014
Commercial Services & Supplies	15,211,437	—	—	15,211,437
Construction & Engineering	22,087,527	—	—	22,087,527
Consumer Staples Distribution & Retail	11,319,942	—	—	11,319,942
Containers & Packaging	3,577,064	—	—	3,577,064
Electrical Equipment	3,981,780	—	—	3,981,780
Electronic Equipment, Instruments & Components	2,709,871	—	—	2,709,871
Energy Equipment & Services	14,665,710	—	—	14,665,710
Entertainment	3,460,482	—	—	3,460,482
Financial Services	7,124,688	—	—	7,124,688
Food Products	4,775,798	—	—	4,775,798
Gas Utilities	4,125,587	—	—	4,125,587
Ground Transportation	12,988,042	—	—	12,988,042
Health Care Equipment & Supplies	12,540,793	—	— *	12,540,793
Health Care Providers & Services	4,562,179	—	—	4,562,179
Health Care REITs	2,554,207	—	—	2,554,207
Hotel & Resort REITs	4,006,086	—	—	4,006,086
Hotels, Restaurants & Leisure	17,074,697	—	—	17,074,697
Household Durables	16,637,256	—	—	16,637,256
Industrial REITs	9,417,640	—	—	9,417,640
Insurance	24,569,172	—	—	24,569,172
Interactive Media & Services	6,872,773	—	—	6,872,773
Leisure Products	8,553,401	—	—	8,553,401
Life Sciences Tools & Services	13,851,856	—	—	13,851,856
Machinery	22,079,829	—	—	22,079,829
Marine Transportation	6,290,150	—	—	6,290,150
Media	7,000,276	—	—	7,000,276
Metals & Mining	14,643,355	—	—	14,643,355
Multi-Utilities	4,112,815	—	—	4,112,815
Oil, Gas & Consumable Fuels	15,473,007	—	—	15,473,007
Passenger Airlines	1,988,599	—	—	1,988,599
Pharmaceuticals	10,651,198	—	—	10,651,198
Professional Services	23,414,254	—	—	23,414,254
Residential REITs	4,334,980	—	—	4,334,980
Retail REITs	10,315,490	—	—	10,315,490
Semiconductors & Semiconductor Equipment	13,202,008	—	—	13,202,008
Software	45,159,386	—	—	45,159,386
Specialized REITs	2,401,861	—	—	2,401,861
Specialty Retail	12,085,828	—	—	12,085,828
Textiles, Apparel & Luxury Goods	5,578,177	—	—	5,578,177
Trading Companies & Distributors	20,198,922	—	—	20,198,922
Money Market Fund	9,073,768	—	—	9,073,768
Total Investments	$555,320,148	$—	$—	$555,320,148

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Delaware SMID Cap Core Fund–5